Mar. 09, 2020

iShares®

iShares Trust

iShares, Inc.

iShares U.S. ETF Trust

Supplement dated March 9, 2020 (the “Supplement”)

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”)

for each series of iShares Trust, iShares U.S. ETF Trust and iShares, Inc.

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI are amended as follows:

Change in each Fund’s “Market Risk” factor

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.